ACCOUNTS RECEIVABLE, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Accounts receivable net
Accounts receivable				$ 98,513	¥ 638,148	¥ 263,577
Allowance for doubtful accounts	$ (499)	¥ (3,230)	¥ (72)	(2,716)	(17,592)	(3,230)
Accounts receivable, net				$ 95,797	¥ 620,556	¥ 260,347
Movement of the allowance for doubtful receivables
Balance at the beginning of the year	499	3,230	72
Charged to general and administrative expenses	2,057	13,326	3,230
Additions in connection with business acquisition	113	729
Write-off during the year			(72)
Foreign Exchange effect	47	307
Balance at the end of the year	$ 2,716	¥ 17,592	¥ 3,230